Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Effective Income Tax Computation [Line Items]
Federal statutory income tax rate	21.00%	21.00%	35.00%
Percentage of deductibility of interest expense	30.00%
SCANA
Effective Income Tax Computation [Line Items]
Deferred income tax expense	$ 198
Increase in unrecognized tax benefits	51
Increase in goodwill	40
Unrecognized Tax Benefits,	$ 106